Label	Element	Value
Amplify Samsung SOFR ETF | SOF REPO 10/02/24 4.98% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	28.90%
Amplify Samsung SOFR ETF | SOF REPO 10/01/24 5.00% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.70%
Amplify Samsung SOFR ETF | SOF REPO 10/01/24 5.00% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.70%
Amplify Samsung SOFR ETF | SOF REPO 10/07/24 5.00% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.60%
Amplify Samsung SOFR ETF | Invesco Government & Agency Portfolio [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%